LEASE - ROU assets and lease liabilities (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
ROU assets and lease liabilities
Right-of-use assets	¥ 55,362
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other Assets, Noncurrent
Operating lease liabilities-current	¥ 21,020
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued Liabilities and Other Liabilities
Operating lease liabilities-non current	¥ 31,184
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent
Weighted-average remaining lease term	2 years 3 months 7 days
Weighted-average discount rate	9.88%